Income taxes - Movement in significant components of deferred income tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	$ 7,706	$ 6,245
Deferred tax liabilities	14,250	13,273
Deferred tax liability (asset)	(6,544)	(7,028)
Recognized in income	3,805	1,637
Recognized in income	4,807	1,637
Recognized in income	(1,002)	0
Exchange rate differences	277	(176)
Exchange rate differences	485	(660)
Exchange rate differences	(208)	484
Deferred tax assets	11,788	7,706
Deferred tax liabilities	19,542	14,250
Deferred tax liability (asset)	(7,754)	(6,544)
Deferred tax assets net by legal jurisdiction	3,053	1,683
Deferred tax liabilities net by legal jurisdiction	10,807	8,227
Stock-based compensation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	5,768	4,177
Recognized in income	1,090	1,928
Exchange rate differences	160	(337)
Deferred tax assets	7,018	5,768
Non-capital and capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	1,324	1,061
Recognized in income	2,742	344
Exchange rate differences	113	(81)
Deferred tax assets	4,179	1,324
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	614	1,007
Recognized in income	(27)	(635)
Exchange rate differences	4	242
Deferred tax assets	591	614
Fund management contracts
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	14,796	13,732
Recognized in income	1,445	2,231
Exchange rate differences	598	(1,167)
Deferred tax liabilities	16,839	14,796
Unrealized gains (losses)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	(2,249)	(978)
Recognized in income	3,197	(1,337)
Exchange rate differences	10	66
Deferred tax liabilities	958	(2,249)
Advance on unrealized carried interest
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	1,180	0
Recognized in income	(12)	1,231
Exchange rate differences	28	(51)
Deferred tax liabilities	1,196	1,180
Fixed assets and other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities	523	519
Recognized in income	177	(488)
Exchange rate differences	(151)	492
Deferred tax liabilities	$ 549	$ 523